Thornburg Limited Term Income Funds
All data as of 9.30.99

Fund Facts
Thornburg Limited Term Income Fund
                                                              A Shares  C Shares
SEC Yield ...............................................        5.61%     5.30%
NAV .....................................................   $   11.93 $   11.91
Max. Offering Price .....................................   $   12.11 $   11.91

Total returns
(Annual Average - After Subtracting Maximum Sales Charge)
One Year                                                       (0.50)%     0.68%
Five Year ...............................................        6.12%     6.05%
Since Inception .........................................        5.66%     5.80%
Inception Date                                         (10.2.1992)    (9.1.1994)

Fund Facts
Thornburg Limited Term U.S. Government Fund*
                                                             A Shares   C Shares
SEC Yield ...............................................        5.43%     5.05%
NAV .....................................................   $   12.06 $   12.12
Max. Offering Price .....................................   $   12.24 $   12.12

Total returns
(Annual Average - After Subtracting Maximum Sales Charge)
One Year                                                       (1.01)%     0.13%
Five Year ...............................................        5.77%     5.63%
Ten Year                                                         6.47%      N/A
Since Inception .........................................        6.65%     5.43%
Inception Date                                         (11.16.1987)   (9.1.1994)

*Shares are not guaranteed by the U.S. Government.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Funds' Class A Shares is 1.50%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
Dear Fellow Shareholder,

I am pleased to present the Annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the year ended September 30, 1999. The net asset value of the "A" shares of the Thornburg Limited Term Income Fund ended the period at $11.93. If you were invested for the entire period, you received distributions of 69.3 cents per share. If you reinvested your distributions, you received 71.2 cents per share. Investors who owned "C" shares received 64.2 and 65.8 cents per share, respectively. The net asset value of the "A" shares of the Thornburg Limited Term U.S. Government Fund ended the period at $12.06. If you were invested for the entire period, you received dividends of 65.6 cents per share. If you reinvested your dividends, you received 67.3 cents per share. Investors who owned "C" shares received 60.4 and 61.7 cents per share, respectively. Please read the accompanying exhibits for more detailed information and history.

After falling to their lowest level in five years in October of 1998, interest rates have continued to rise since then. Since the lows in October 1998, interest rates have risen over 130 basis points (>1.3%) on all Treasury notes and bonds with maturities greater than 1 year. The five to ten year segment of the yield curve for U.S. Treasuries was especially hard hit with yields rising over 160 basis points. Once the perceptions of the fates of Southeast Asia, Russia and Latin America changed from imminent collapse to survival, and, in the case of Southeast Asia, perhaps even growth, the bond markets once again had to look at the robustness of the U.S. economy for the direction of interest rates. Quality spreads on corporate bonds tightened in the first quarter of 1999, but ended September 30, 1999 at about the same levels they were at in the 4th quarter of 1998.

The current level of interest rates on bonds provides a pretty nice yield advantage over money market rates. This is especially true of securities that pay a spread to Treasuries, such as government agency bonds, mortgage-backed securities and corporate bonds. By investing in short-to-intermediate bonds there is also some protection against the price volatility of long-term bonds. The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund, with their short-to-intermediate bonds, provided positive total returns over the last 12 months, when dividends are included. Mutual funds with longer maturity bonds in their portfolios did not fair as well.

The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments. Take a look at the charts, which show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the Money Market Funds average.

Thank you for investing in our funds. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that our funds represent core holdings in a diversified portfolio.



Steven J. Bohlin
Managing Director

Fund Facts
Thornburg Limited Term Income Fund I Shares
SEC Yield ..................................        6.01%
NAV ........................................   $   11.93
Max. Offering Price ........................   $   11.93

Total returns
One Year                                            1.32%
Three Year .................................        5.49%
Since Inception ............................        6.35%
Inception Date   (7.5.1996)

Fund Facts
Thornburg Limited Term U.S. Government Fund*
         I Shares
SEC Yield ..................................        5.89%
NAV ........................................   $   12.05
Max. Offering Price ........................   $   12.05

Total returns
One Year                                            0.82%
Three Year .................................        5.65%
Ten Year N/A
Since Inception ............................        6.02%
Inception Date   (7.5.1996)

*Shares are not guaranteed by the U.S. Government.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
Dear Fellow Shareholder,

I am pleased to present the Annual Report for the Institutional Shares of the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the year ended September 30, 1999. The net asset value of the "I" shares of the Thornburg Limited Term Income Fund ended the period at $11.93. If you were invested for the entire period, you received dividends of
73.0 cents per share. If you reinvested your dividends, you received 75.0 cents per share. The net asset value of the "I" shares of the Thornburg Limited Term U.S. Government Fund ended the period at $12.05. If you were invested for the entire period, you received dividends of 69.9 cents per share. If you reinvested your dividends, you received 71.7 cents per share. Please read the accompanying exhibits for more detailed information and history.

After falling to their lowest level in five years in October of 1998, interest rates have continued to rise since then. Since the lows in October 1998, interest rates have risen over 130 basis points (>1.3%) on all Treasury notes and bonds with maturities greater than 1 year. The five to ten year segment of the yield curve for U.S. Treasuries was especially hard hit with yields rising over 160 basis points. Once the perceptions of the fates of Southeast Asia, Russia and Latin America changed from imminent collapse to survival, and, in the case of Southeast Asia, perhaps even growth, the bond markets once again had to look at the robustness of the U.S. economy for the direction of interest rates. Quality spreads on corporate bonds tightened in the first quarter of 1999, but ended September 30, 1999 at about the same levels they were at in the 4th quarter of 1998.

The current level of interest rates on bonds provides a pretty nice yield advantage over money market rates. This is especially true of securities that pay a spread to Treasuries, such as government agency bonds, mortgage-backed securities and corporate bonds. By investing in short-to-intermediate bonds there is also some protection against the price volatility of long-term bonds. The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund, with their short-to-intermediate bonds, provided positive total returns over the last 12 months, when dividends are included. Mutual funds with longer maturity bonds in their portfolios did not fair as well.

The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments. Take a look at the charts, which show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the Money Market Funds average.

Thank you for investing in our funds. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that our funds represent core holdings in a diversified portfolio.



Steven J. Bohlin
Managing Director

Index Comparisons
GOVERNMENT FUND
Index Comparisons
Compares performance of the Government Fund Class I shares to the Lehman Brothers Intermediate Government Bond Index, and the Consumer Price Index for the periods ended September 30, 1999. On September 30, 1999, the weighted average securities ratings of the Index and the Fund were AAA and AAA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 3.9 years and 4.2 years, respectively. Class I shares became available on July 5, 1996. Past performance of the Index and the Fund may not be indicative of future performance.











Average Annual Total Returns  (periods ending 9/30/99)
(at max. offering price)
One Year:                       0.82%
Three Years:                    5.65%
From Inception (7/5/96):        6.02%












INCOME FUND
Index Comparisons
Compares performance of the Income Fund Class I shares to the Lehman Brothers Intermediate Government Corporate Bond Index and the Consumer Price Index for the periods ended September 30, 1999. On September 30, 1999, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.3 years and 4.8 years, respectively. Class I shares became available on July 5, 1996. Past performance of the Index and the Fund may not be indicative of future performance.













Average Annual Total Returns (periods ending 9/30/99)
(at max. offering price)
One Year:                  1.32%
Three Years:               5.49%
From Inception (7/5/96):   6.35%


Thornburg Limited Term U.S. Government Fund - Class I
Outperformed Taxable Money Market Funds
Return from a $100,000 Investment 9/30/89 to 9/30/99
Donoghue's Taxable
Money Market Fund Average
$61,647
Thornburg Limited Term
U.S. Government Fund
$97,086

The chart above is for the Funds' Class 1 Shares only. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, three years, and since inception for the Class I shares of the Fund. The illustration includes actual returns of the Class A shares adjusted for the lower Institutional expenses. Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The return for Limited Term U.S. Government Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $11.95 and the ending NAV of $12.05. These investments returned the $100,000 initial investment in addition to the amounts shown above. This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. LTUIX also declares dividends daily and pays them monthly. The average money market fund increases shown may differ from the return of a particular fund. It is not possible to invest in these money fund averages. Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2: This analysis does not take into account the effect, if any, caused by taxes. Note 3: The net asset value of the money funds did not fluctuate. Money funds seek to maintain a constant net asset value. The net asset value of the Limited Term U.S. Government Fund did vary from time to time, and it will continue to vary in the future. The analysis assumes that the investor receives the net asset value of shares owned, plus accrued income, at redemption. Due to the effect of sales commissions, the net asset value of the Limited Term U.S. Government Fund shares is less than the offering price of the shares. Redemptions are made at the then current net asset value and you may have a gain or a loss when you redeem shares.

Thornburg Limited Term Income Fund - Class I Outperformed Taxable Money Market Funds Return from a $100,000 Investment 9/30/94 to 9/30/99 Donoghue's Taxable Money Market Fund Average $27,776 Thornburg Limited Term Income Fund $38,388

The chart above is for the Fund's Class I Shares only. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, three years, and since inception for the Class I shares of the Fund. The illustration includes actual returns of the Class A shares adjusted for the lower Institutional expenses. Return for the money fund average is based upon 30 day yield quotations for taxable money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The return for Limited Term Income Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $11.95 per share, respectively and the ending NAV of $11.93 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above. This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. THIIX also declares dividends daily and pays them monthly. The average money market fund increases shown may differ from the return of a particular fund. It is not possible to invest in these money fund averages. Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2: This analysis does not take into account the effect, if any, caused by taxes. Note 3: The net asset value of the money funds did not fluctuate. Money funds seek to maintain a constant net asset value. The net asset value of Limited Term Income Fund did vary from time to time, and it will continue to vary in the future. The analysis assumes that the investor receives the net asset value of shares owned, plus accrued income, at redemption. Due to the effect of sales commissions, the net asset value of the Limited Term Income Fund shares are less than the offering price of the shares. Redemptions are made at the then current net asset value and you may have a gain or a loss when you redeem shares.

Statements of assets and liabilities
                                                                             Limited Term U.S.     Limited Term
                                                                              Government Fund       Income Fund
ASSETS

Investments at value (cost $127,747,973
and $59,020,534, respectively) .................................................   $127,102,574   $ 58,681,209
Cash ...........................................................................        162,649        123,555
Receivable for fund shares sold ................................................        117,287        118,539
Receivable for investments sold ................................................            438        263,057
Interest receivable ............................................................      1,599,843        979,308
Principal receivable ...........................................................         42,433         24,293
Prepaid expenses and other assets ..............................................         28,336         24,399
                  Total Assets .................................................    129,053,560     60,214,360

LIABILITIES

Payable for investments purchased ..............................................      1,211,628      1,303,248
Reverse repurchase agreement ...................................................        994,749              0
Payable for fund shares redeemed ...............................................        259,609        184,379
Accounts payable and accrued expenses ..........................................         48,305        117,938
Payable to Investment Advisor ..................................................         42,182         19,022
Dividends payable ..............................................................        153,034         84,879
                  Total Liabilities ............................................      2,709,507      1,709,466

NET ASSETS .....................................................................   $126,344,053   $ 58,504,894

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption  price per share ($113,215,434 and  $ 41,049,576 applicable to 9,390,881 and 3,440,200 shares of
beneficial interest outstanding - Note 4) ......................................  $      12.06   $      11.93

Maximum sales charge, 1.50 % of offering
price (1.52% of net asset value per share) .....................................          0.18           0.18
Maximum Offering Price Per Share ...............................................  $      12.24   $      12.11

Class C Shares:
Net asset value and offering price per share * ($7,516,463 and
$7,527,607 applicable to 620,300 and 632,235 shares of beneficial
interest outstanding - Note 4) .................................................  $      12.12   $      11.91

Class I Shares:
Net asset value and offering price per share ($5,612,156 and
$9,927,711 applicable to 465,827 and 832,216 shares of beneficial
interest outstanding - Note 4) .................................................  $      12.05   $      11.93


* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges. See notes to financial statements.

Statements of operations
                                                            Limited Term U.S.     Limited Term
                                                             Government Fund      Income Fund
INVESTMENT INCOME:
Interest income (net of premium amortized
of $519,856 and $111,382, respectively) .......................   $ 8,297,961    $ 3,607,299

EXPENSES:
Investment advisory fees (Note 3) .............................       495,535        270,173
Administration fees (Note 3)
         Class A Shares .......................................       150,667         47,232
         Class C Shares .......................................         9,148          8,923
         Class I Shares .......................................         2,145          4,555
Distribution and service fees (Note 3)
         Class A Shares .......................................       290,728         89,287
         Class C Shares .......................................        73,191         71,360
Transfer agent fees ...........................................       133,104         73,577
Custodian fees ................................................        91,985         67,685
Registration and filing fees ..................................        43,138         38,239
Professional fees .............................................        14,902          4,943
Accounting fees ...............................................        12,857          5,337
Trustee Fees ..................................................         4,434            633
Interest ......................................................         7,795          7,040
Other expenses ................................................        11,700         11,403

         Total Expenses .......................................     1,341,329        700,387

Less:
         Expenses reimbursed by investment advisor (Note 3) ...       (32,979)      (126,330)
         Distribution and service fees waived (Note 3) ........       (36,598)       (35,667)

         Net Expenses .........................................     1,271,752        538,390
         Net Investment Income ................................     7,026,209      3,068,909

REALIZED AND UNREALIZED GAIN (LOSS) (Note 5)
Net Realized gain (loss) on:
Investments ...................................................       113,049       (248,377)
Foreign currency transactions .................................             0         14,504
                                                                      113,049       (233,873)

Net change in unrealized appreciation (depreciation) on:
Investments ...................................................    (6,623,311)    (2,252,563)
Foreign currency translation ..................................             0          1,949
                                                                   (6,623,311)    (2,250,614)
         Net Realized and Unrealized Gain (Loss) on Investments    (6,510,262)    (2,484,487)
         Net Increase in Net Assets Resulting From Operations $       515,947    $   584,422


See notes to financial statements.


Statements of changes in net assets
                                                                         Year Ended           Year Ended
                                                                   September 30, 1999    September 30, 1998
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income ................................................   $   7,026,209    $   7,784,612
Net realized gain on investments sold ................................         113,049          139,163
Unrealized appreciation (depreciation)
         of investments ..............................................      (6,623,311)       3,564,928

                  Net Increase in Net Assets Resulting From Operations         515,947       11,488,703

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares ..............................................      (6,424,230)      (7,311,154)
         Class C Shares ..............................................        (357,487)        (243,829)
         Class I Shares ..............................................        (244,492)        (229,629)

FUND SHARE TRANSACTIONS - (Note 4):
         Class A Shares ..............................................     (10,147,111)      (7,874,739)
         Class C Shares ..............................................       1,429,265        1,991,492
         Class I Shares ..............................................       3,563,264       (3,084,806)

                  Net Increase (Decrease) in Net Assets ..............     (11,664,844)      (5,263,962)

NET ASSETS:

         Beginning of year ...........................................     138,008,897      143,272,859

         End of year .................................................   $ 126,344,053    $ 138,008,897



See notes to financial statements ....................................


Statements of changes in net assets
                                                                            Year Ended        Year Ended
                                                                       September 30, 1999 September 30, 1998

INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income ................................................   $   3,068,909    $   2,645,277
Net realized gain (loss) on investments sold .........................        (233,873)        (290,262)
Unrealized appreciation (depreciation) of investments ................      (2,250,614)         837,189

                  Net Increase in Assets Resulting from Operations ...         584,422        3,192,204

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares ..............................................      (1,970,027)      (1,937,609)
         Class C Shares ..............................................        (344,083)        (352,730)
         Class I Shares ..............................................        (502,339)        (354,938)

RETURN OF CAPITAL
         Class A Shares ..............................................        (177,137)               0
         Class C Shares ..............................................         (32,483)               0
         Class I Shares ..............................................         (42,840)               0

FUND SHARE TRANSACTIONS - (Note 4):
         Class A Shares ..............................................       6,919,340        4,205,120
         Class C Shares ..............................................         710,310        1,689,924
         Class I Shares ..............................................       2,578,404        3,181,451

                  Net Increase in Net Assets .........................       7,723,567        9,623,422


NET ASSETS:

         Beginning of year ...........................................      50,781,327       41,157,905
         End of year (Includes distribution in excess
         of net investment income of $84,879) ........................   $  58,504,894    $  50,781,327



See notes to financial statements.


Notes to financial statements
Note 1 - Organization
Thornburg  Limited  Term  U.S.  Government  Fund  (the  "Government  Fund")  and
Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing six series of shares of beneficial interest in addition to those of the Funds:Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Value Fund and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital. The Funds currently offer three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note  2 -
Significant Accounting Policies Significant accounting policies of the Fund are as follows: Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximate market value. Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for federal income taxes is required. Net realized capital losses are carried forward to offset realized capital gains in future years. To the extent such carryforwards are used, no capital distributions will be made. When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date. Dividends: Net investment income of the Funds are declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General:
Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month which is then available for investment in securities at prevailing prices. Foreign Currency Transactions:
With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Use of
Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3- Investment  Advisory Fee and Other  Transactions  With
Affiliates Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the year ended September 30, 1999, these fees were payable at annual rates ranging from 3/8 of 1% to 11/40 of 1% of the average daily net assets of the Government Fund and 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Income Fund depending on each Fund's asset size. The Funds also have an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to Class A and Class C shares, and up to 1/20 of 1% of the average daily net assets attributable to Class I shares. For the year ended September 30, 1999, the Adviser voluntarily reimbursed certain operating expenses amounting to $32,979 and $126,330 for the Government Fund and Income Fund, respectively. The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the year ended September 30, 1999, the Distributor earned commissions aggregating $10,874 and $7,715 from the sale of Class A shares of the Government Fund and Income Fund, respectively, and collected contingent deferred sales charges aggregating $2,112 and $2,387 from redemptions of Class C shares of the Government Fund and Income Fund, respectively. Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% annum of its average net assets attributable to the Class A and Class C shares of the Funds for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of each Fund's shares. The Funds have also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to 3/4% of 1% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans and the amount waived for the year ended September 30, 1999 are set forth in the statement of operations.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  4- Shares of Beneficial Interest
At September 30, 1999 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $133,662,223 and $59,998,851 for the Government Fund and Income Fund, respectively. Sales of Class I shares commenced on July 5, 1996. Transactions in shares of beneficial interest were as follows:

Government Fund

                                                           Year Ended September 30, 1999            Year Ended September 30, 1998

Class A Shares .......................................        Shares                  Amount            Shares          Amount
Shares sold ..........................................      1,687,187               $ 20,772,075       2,343,398    $ 29,089,064
Shares issued to shareholders in
         reinvestment of dividends ...................        365,972                  4,498,080         408,731       5,065,254
Shares repurchased ...................................     (2,877,290)               (35,417,266)     (3,395,632)    (42,029,057)

Net (Decrease) .......................................       (824,131)              ($10,147,111)       (643,503)   ($ 7,874,739)

Class C Shares .......................................         Shares                     Amount          Shares          Amount
Shares sold ..........................................        296,895               $  3,701,013         268,890    $  3,352,878
Shares issued to shareholders
         in reinvestment of distributions ............         24,792                    305,762          16,876         210,103
Shares repurchased ...................................       (208,348)                (2,577,510)       (126,412)     (1,571,489)

Net Increase .........................................        113,339               $  1,429,265         159,354    $  1,991,492

Class I Shares .......................................         Shares                     Amount          Shares          Amount
Shares sold ..........................................        357,156               $  4,419,073         349,738    $  4,333,129
Shares issued to shareholders in
         reinvestment of dividends ...................         19,438                    237,764          16,580         205,349
Shares repurchased ...................................        (88,647)                (1,093,573)       (615,938)     (7,623,284)

Net Increase (Decrease) ..............................        287,947                   $3,563,2        (249,620)   ($ 3,084,806)

Note  4- Shares of Beneficial Interest . . . continued
Income Fund





                                                    Year Ended September 30, 1999                  Year Ended September 30, 1998

Class A Shares .......................................         Shares                     Amount          Shares          Amount

Shares sold ..........................................      1,093,764               $ 13,307,019         871,449    $ 10,757,352
Shares issued to shareholders in
         reinvestment of dividends ...................        117,354                  1,428,223          98,517       1,214,844
Shares repurchased ...................................       (640,785)                (7,815,902)       (629,596)     (7,767,076)

Net Increase .........................................        570,333               $  6,919,340         340,370    $  4,205,120

Class C Shares .......................................         Shares                     Amount          Shares          Amount
Shares sold ..........................................        220,299               $  2,684,267         278,808    $  3,432,785
Shares issued to shareholders
         in reinvestment of distributions ............         25,540                    310,368          24,958         307,071
Shares repurchased ...................................       (186,698)                (2,284,325)       (166,840)     (2,049,932)

Net Increase .........................................         59,141                   $710,310         136,926    $  1,689,924

Class I Shares .......................................         Shares                     Amount          Shares          Amount
Shares sold ..........................................        410,854               $  5,027,548         333,013    $  4,102,752
Shares issued to shareholders in
         reinvestment of dividends ...................         33,598                    408,669          20,510         252,865
Shares repurchased ...................................       (233,959)                (2,857,813)        (95,336)     (1,174,166)

Net Increase .........................................        210,493               $  2,578,404         258,187    $  3,181,451


Thornburg Investment Trust
Note 5 - Securities Transactions
For the year ended Spetember 30, 1999, portfolio purchase and sale transactions (excluding short-term securities) were $44,479,641 and $25,788,738 for the Government Fund and $35,212,923 and $25,599,940 for the Income Fund, respectively. The cost of investments for Federal income tax purposes is $127,747,973 and $59,020,534 for the Government Fund and Income Fund, respectively. At September 30, 1999, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:
                                   Government Fund          Income Fund
Gross Unrealized Appreciation      $1,012,910               $402,816

Gross Unrealized Depreciation       1,658,309                742,141

Net Unrealized Appreciation         ($645,399)             ($339,325)


Accumulated net realized losses from securities  transactions included in net assets at September 30, 1999 aggregated $6,672,771 and $1,070,099 for the Government Fund and Income Fund, respectively. For Federal income tax purposes, the Government Fund has capital loss carryforwards of $6,673,000. The carryforwards expire in varying amounts through 2003. For Federal income tax purposes, the Income Fund had deferred capital losses occuring subsequent to October 31, 1998 of $256,000 and capital loss carryforwards of $814,000. The carryforwards expire in varying amounts through 2003.

Financial highlightsThornburg Limited Term U.S. Government Fund
                                                                                  Year Ended September 30,
                                                                  1999            1998         1997         1996            1995
Class A Shares:
Net asset value, beginning of year ..................   $        12.66  $        12.31  $     12.24  $     12.40  $        12.03

Income from investment operations:
         Net investment income ......................             0.66            0.69         0.75         0.76            0.75
         Net realized and unrealized
         gain (loss) on investments .................            (0.60)           0.35         0.07        (0.16)           0.37


Total from investment operations ....................             0.06            1.04         0.82         0.60            1.12
Less dividends from:
         Net investment income ......................            (0.66)          (0.69)       (0.75)       (0.76)          (0.75)


Change in net asset value ...........................            (0.60)           0.35         0.07        (0.16)           0.37


Net asset value, end of year ........................   $        12.06  $        12.66  $     12.31  $     12.24  $        12.40

Total return (a) ....................................             0.48%           8.75%        6.86%        4.92%           9.66%

Ratios/Supplemental Data Ratios to average net asset:
         Net investment income ......................             5.33%           5.61%        6.09%        6.11%           6.23%
Expenses, after expense reductions ..................             0.95%           0.97%        0.97%        0.99%           0.99%
Expenses, before expense reductions .................             0.95%           0.97%        0.97%        0.99%           0.99%
Portfolio turnover rate .............................            19.39%          29.77%       41.10%       23.27%          28.31%

Net assets at end of year (000) .....................   $       113,215     $   129,312     $133,711  $   139,510   $     142,849



(a) Sales loads are not reflected in computing total return.

Note: From September 1, 1994 to September 28, 1995 the Fund issued Class B shares, which at the time of their conversion to Class A shares on September 28, 1995 represented less than 1% of the Fund's net assets.


Thornburg Limited Term U.S. Government Fund
                                                                                  Year Ended September 30,
                                                               1999            1998         1997         1996            1995
Class C Shares:
Net asset value, beginning of year ..................   $        12.71  $        12.37  $     12.29  $     12.45  $        12.08

Income from investment operations:
         Net investment income ......................             0.60            0.64         0.70         0.71
                                                                                                                            0.69
         Net realized and unrealized
         gain (loss) on investments .................            (0.59)           0.34         0.08        (0.16)
                                                                                                                            0.37


Total from investment operations ....................             0.01            0.98         0.78         0.55            1.06
Less dividends from:
         Net investment income ......................            (0.60)          (0.64)       (0.70)       (0.71)
                                                                                                                           (0.69)

Change in net asset value ...........................            (0.59)           0.34         0.08        (0.16)           0.37


Net asset value, end of year ........................   $        12.12  $        12.71  $     12.37  $     12.29  $
                                                                                                                           12.45

Total return (a) ....................................             0.13%           8.19%        6.49%        4.51%           9.07%

Ratios/Supplemental Data Ratios to average net asset:
         Net investment income ......................             4.88%           5.16%        5.65%        5.72%
                                                                                                                            5.68%
         Expenses, after expense reductions .........             1.40%           1.40%        1.40%        1.39%
                                                                                                                            1.52%
         Expenses, before expense reductions ........             1.98%           2.20%        2.24%        2.35%
                                                                                                                            2.30%

Portfolio turnover rate .............................            19.39%          29.77%       41.10%       23.27%          28.31%

Net assets at end of year (000)                             $    7,516      $    6,445     $  4,299    $   2,780      $     2,217


(a) Sales loads are not reflected in computing total return.


Thornburg Limited Term U.S. Government Fund
                                   Year Ended September 30,
                                                      1999               1998              1997             1996*
Class I Shares:
Net asset value, beginning of year               $   12.65        $     12.31    $        12.24   $        12.14


Income from investment operations:
         Net investment income                        0.70              0.74               0.79             0.20
         Net realized and unrealized
         gain (loss) on investments                  (0.60)             0.34               0.07             0.10


Total from investment operations                      0.10              1.08               0.86             0.30
Less dividends from:
         Net investment income                       (0.70)            (0.74)             (0.79)           (0.20)


Change in net asset value                            (0.60)             0.34               0.07             0.10

Net asset value, end of year                      $  12.05    $        12.65    $         12.31    $       12.24

Total return (a)                                      0.82%            9.06%              7.26%             2.45%

Ratios/Supplemental Data Ratios to average net asset:
         Net investment income                        5.69%            6.01%              6.35%             6.64%(b)
         Expenses, after expense reductions           0.60%            0.60%              0.60%             0.58%(b)
         Expenses, before expense reductions          1.06%            1.18%              6.57%           305.74%(b)

Portfolio turnover rate                              19.39%           29.77%             41.10%            23.27%

Net assets at end of year (000)                   $  5,612          $ 2,250         $    5,263       $       9

(a) Not annualized for periods less than one year.
(b) Annualized
      Sales of Class I shares commenced on July 5, 1996.


Thornburg Limited Term Income Fund
                                                                                    Year Ended September 30,
                                                               1999            1998         1997         1996            1995
Class A Shares:
Net asset value, beginning of year ..................   $        12.50  $        12.37  $     12.23  $     12.11  $        11.83

Income from investment operations:
         Net investment income ......................             0.69            0.72         0.76         0.76            0.76
         Net realized and unrealized
         gain (loss) on investments .................            (0.57)           0.13         0.14         0.12            0.28


Total from investment operations ....................             0.12            0.85         0.90         0.88            1.04
Less dividends from:
         Net investment income ......................            (0.64)          (0.72)       (0.76)       (0.76)          (0.76)
         Return of capital ..........................            (0.05)                        0            0               0
                                                                                                                            0

Change in net asset value ...........................            (0.57)           0.13         0.14         0.12            0.28


Net asset value, end of year ........................   $        11.93  $        12.50  $     12.37  $     12.23  $        12.11

Total return (a) ....................................             1.02%           7.08%        7.56%        7.54%           9.22%
Ratios/Supplemental Data
Ratios to average net asset:
         Net investment income ......................             5.68%           5.81%        6.16%        6.31%           6.50%
Expenses, after expense reductions ..................             0.99%           1.00%        1.00%        0.95%           0.83%
Expenses, before expense reductions .................             1.19%           1.22%        1.27%        1.37%           1.48%
Portfolio turnover rate .............................            48.50%          41.01%       13.87%       44.35%          43.12%
Net assets at end of year (000) .....................$          41,050  $       35,866  $    31,281  $     23,433     $    23,222


(a) Sales loads are not reflected in computing total return.
Note: From September 1, 1994 to September 28, 1995 the Fund issued Class B shares, which at the time of their conversion to Class A shares on September 28, 1995 represented less than 1% of the Fund's net assets.


Thornburg Limited Term Income Fund
                                                                                        Year Ended September 30,
                                                               1999            1998         1997         1996            1995
Class C Shares:
Net asset value, beginning of year ..................   $        12.47  $        12.34  $     12.20  $     12.08  $        11.78

Income from investment operations:
                  Net investment income .............             0.64            0.66         0.71         0.71            0.70
Net realized and unrealized
                  gain (loss) on investments ........            (0.56)           0.13         0.14         0.12            0.30

Total from investment operations ....................             0.08            0.79         0.85         0.83            1.00
Less dividends from:
                  Net investment income .............            (0.59)          (0.66)       (0.71)       (0.71)          (0.70)
                  Return of capital .................            (0.05)                        0            0               0
                                                                                                                            0
         Change in net asset value ..................            (0.56)           0.13         0.14         0.12            0.30

Net asset value, end of year ........................   $        11.91  $        12.47  $     12.34  $     12.20  $        12.08

Total return (a) ....................................             0.68%           6.65%        7.13%        7.12%           8.87%
Ratios/Supplemental Data
Ratios to average net asset:
                  Net investment income .............             5.28%           5.40%        5.76%        5.91%           6.03%
Expenses, after expense reductions ..................             1.40%           1.40%        1.40%        1.36%           1.20%
                  Expenses, before expense reductions             2.22%           2.30%        2.44%        3.20%
                                                                                                                            1.20%

Portfolio turnover rate .............................            48.50%          41.01%       13.87%       44.35%          43.12%

Net assets at end of year (000)                      $           7,528        $  7,147 $      5,382 $      2,695  $        1,032


(a) Sales loads are not reflected in computing total return.


Thornburg Limited Term Income Fund
                                            Year Ended September 30,
                                                       1999             1998               1997              1996*
Class I Shares:
Net asset value, beginning of year             $       12.50    $        12.36    $        12.23   $         11.95


Income from investment operations:
                  Net investment income                 0.73              0.75              0.80              0.19
                  Net realized and unrealized
                  gain (loss) on investments           (0.57)             0.14              0.13              0.28


Total from investment operations                        0.16              0.89              0.93              0.47
Less dividends from:
                  Net investment income                (0.68)            (0.75)            (0.80)            (0.19)
                  Return of capital                    (0.05)               0                0                 0

Change in net asset value                              (0.57)             0.14              0.13              0.28


Net asset value, end of year                   $       11.93    $        12.50    $        12.36   $         12.23

Total return (a)                                       1.32%             7.49%             7.80%              3.97%

Ratios/Supplemental Data Ratios to average net asset:
                  Net investment income                5.99%             6.10%             6.44%             6.67%(b)
                  Expenses, after expense reductions   0.69%             0.69%             0.69%             0.69%(b)
                  Expenses, before expense reductions  1.01%             1.19%             1.98%             4.26%(b)

Portfolio turnover rate                               48.50%            41.01%            13.87%            44.35%

Net assets at end of year (000)            $          9,928 $           7,768 $           4,495   $           797


(a)  Not annualized for periods less than one year.
(b)  Annualized.
*  Sales of Class I shares commenced on July 5, 1996.


Schedule of Investments  Thornburg  Limited Term U.S. Government Fund
September 30,  1999
CUSIPS:  Class  A -  885-215-103,  Class C -  885-215-830,  Class I - 885-215-699
NASDAQ Symbols: Class A - LTUSX, Class C - LTUCX (Proposed), Class I - LTUIX (Proposed)

                             U.S. Government Agencies (68.60%)
2,200,000                    Federal Farm Credit Bank Consolidated MTNS, 5.92% due      $2,141,729
                             12/29/2004
200,000                      Federal Farm Credit Bank Consolidated MTNS, 5.35% due      180,782
                             12/11/2008
2,000,000                    Federal Home Loan Bank Board, 5.63% due 9/2/2003           1,947,180
265,000                      Federal Home Loan Bank Board, 6.55% due 3/7/2005           265,868
1,100,000                    Federal Home Loan Bank Board, 5.95% due 6/13/2005          1,070,091
100,000                      Federal Home Loan Bank Board, 6.345% due 11/1/2005         98,984
2,265,000                    Federal Home Loan Bank Board, 6.50% due 11/29/2005         2,295,782
1,050,000                    Federal Home Loan Bank Board, 6.75% due 4/10/2006          1,066,401
1,000,000                    Federal Home Loan Bank Board, 6.37% due 9/26/2007          976,720
475,000                      Federal Home Loan Bank Board, 6.075% due 1/2/2008          454,589
1,465,000                    Federal Home Loan Bank Board, 5.67% due 2/26/2009          1,353,528
3,000,000                    Federal Home Loan Bank Board, 5.70% due 3/3/2009           2,803,110
3,000,000                    Federal Home Loan Bank Board, 5.985% due 4/9/2009          2,849,955
1,973,936                    Federal Home Loan Bank Board, Pool# W10002, 6.775% due     1,982,345
                             11/1/2003
679,839                      Federal Home Loan Mortgage Corporation CMO Series 1216     679,411
                             Class E, 7.00% due 3/15/2005
500,000                      Federal Home Loan Mortgage Corporation CMO Series 1476     473,125
                             Class J, 6.00% due 2/15/2008
1,681,976                    Federal Home Loan Mortgage Corporation CMO Series 1900     1,683,018
                             Class L, 7.50% due 11/15/2021
1,000,000                    Federal Home Loan Mortgage Corporation CMO Series 1464     995,620
                             Class G, 7.25% due 12/15/2021
377,576                      Federal Home Loan Mortgage Corporation, Pool# 141016,      396,727
                             9.25% due 11/1/2016
156,005                      Federal Home Loan Mortgage Corporation, Pool# 160043,      160,735
                             8.75% due 4/1/2008
231,802                      Federal Home Loan Mortgage Corporation, Pool# 181730,      237,944
                             8.50% due 5/1/2008
198,318                      Federal Home Loan Mortgage Corporation, Pool# 200075,      199,605
                             9.00% due 9/1/2004
103,478                      Federal Home Loan Mortgage Corporation, Pool# 213924,      103,482
                             9.00% due 10/1/2001
210,386                      Federal Home Loan Mortgage Corporation, Pool# 216502,      212,659
                             8.00% due 4/1/2002
102,362                      Federal Home Loan Mortgage Corporation, Pool# 252986,      109,869
                             10.75% due 4/1/2010
170,983                      Federal Home Loan Mortgage Corporation, Pool# 256764,      176,167
                             8.75% due 10/1/2014
141,947                      Federal Home Loan Mortgage Corporation, Pool# 260486,      146,758
                             9.00% due 1/1/2010
467,277                      Federal Home Loan Mortgage Corporation, Pool# 291880,      484,193
                             8.25% due 5/1/2017
129,343                      Federal Home Loan Mortgage Corporation, Pool# 294817,      137,428
                             9.75% due 1/1/2017
118,630                      Federal Home Loan Mortgage Corporation, Pool# 298107,      127,993
                             10.25% due 8/1/2017
231,113                      Federal Home Loan Mortgage Corporation, Pool# 770297,      225,627
                             6.25% (adjustable rate) due 6/1/2018
482,381                      Federal Home Loan Mortgage Corporation, Pool# C90041,      470,770
                             6.50% due 11/1/2013
186,363                      Federal Home Loan Mortgage Corporation, Pool# D06907,      193,515
                             9.00% due 4/1/2017
127,066                      Federal Home Loan Mortgage Corporation, Pool# D06908,      133,512
                             9.50% due 9/1/2017
666,639                      Federal Home Loan Mortgage Corporation, Pool# E00107,      679,638
                             8.00% due 7/1/2007
435,015                      Federal Home Loan Mortgage Corporation, Pool# E49074,      430,017
                             6.50% due 7/1/2008
638,285                      Federal Home Loan Mortgage Corporation, Pool# E61778,      631,672
                             6.50% due 4/1/2008
363,621                      Federal Home Loan Mortgage Corporation, Pool# E65962,      364,225
                             7.00% due 5/1/2008
1,614,946                    Federal Home Loan Mortgage Corporation, Pool# M80406,      1,619,144
                             7.00% due 1/1/2003
1,900,000                    Federal National Mortgage Association CMO Series 1993-12   1,900,000
                             Class EC, 7.50% due 9/25/2001
391,000                      Federal National Mortgage Association, Benchmark Note,     372,549
                             5.125% due 2/13/2004
1,150,000                    Federal National Mortgage Association CMO Series           1,148,919
                             1992-145 Class L, 7.50% due 1/25/2006
1,500,000                    Federal National Mortgage Association CMO Series 1993-35   1,470,930
                             Class G, 6.50% due 11/25/2006
850,000                      Federal National Mortgage Association CMO Series 1992-22   849,464
                             Class HC, 7.00% due 3/25/2007
2,000,000                    Federal National Mortgage Association CMO Series           1,992,500
                             1991-134 Class KE, 7.00% due 5/25/2008
750,000                      Federal National Mortgage Association CMO Series           745,312
                             1993-101 Class PJ, 7.00% due 6/25/2008
1,250,000                    Federal National Mortgage Association CMO Series           1,223,037
                             1993-191 Class G, 6.00% due 10/25/2008
1,000,000                    Federal National Mortgage Association CMO Series           986,870
                             1993-112 Class EC, 7.00% due 1/25/2011
388,093                      Federal National Mortgage Association CMO Series 1992-64   387,969
                             Class G, 7.00% due 12/25/2018
620,000                      Federal National Mortgage Association CMO Series 1994-41   615,152
                             Class PG, 6.25% due 1/25/2021
100,000                      Federal National Mortgage Association CMO Series           101,250
                             1992-135 Class J, 7.50% due 2/25/2021
640,000                      Federal National Mortgage Association CMO Series           628,000
                             1993-120 Class H, 6.50% due 11/25/2021
793,029                      Federal National Mortgage Association CMO Series           776,423
                             1993-168 Class PK, 6.75% due 8/25/2022
978,000                      Federal National Mortgage Association CMO Series 1993-32   908,924
                             Class H, 6.00% due 3/25/2023
538,692                      Federal National Mortgage Association CMO Series 1994-36   535,826
                             Class UA, 7.00% due 8/25/2023
1,000,000                    Federal National Mortgage Association CMO Series 1998-49   964,370
                             Class TD, 6.25% due 12/18/2023
603,279                      Federal National Mortgage Association, Pool# 008307,       617,318
                             8.00% due 5/1/2008
82,105                       Federal National Mortgage Association, Pool# 019535,       87,812
                             10.25% due 7/1/2008
756,120                      Federal National Mortgage Association, Pool# 033356,       797,532
                             9.25% due 8/1/2016
103,976                      Federal National Mortgage Association, Pool# 040526,       109,640
                             9.25% due 1/1/2017
611,785                      Federal National Mortgage Association, Pool# 044003,       626,945
                             8.00% due 6/1/2017
449,979                      Federal National Mortgage Association, Pool# 050811,       456,665
                             7.50% due 12/1/2012
170,202                      Federal National Mortgage Association, Pool# 058816,       175,359
                             9.25% due 12/1/2002
171,343                      Federal National Mortgage Association, Pool# 063791,       173,564
                             8.25% due 7/1/2002
396,831                      Federal National Mortgage Association, Pool# 064011,       408,855
                             9.25% due 7/1/2003
5,000,000                    Federal National Mortgage Association, Pool# 073040,       5,068,310
                             7.625% due 9/1/2001
3,765,023                    Federal National Mortgage Association, Pool# 073798,       3,790,491
                             6.94% due 12/1/2006
314,166                      Federal National Mortgage Association, Pool# 076388,       331,467
                             9.25% due 9/1/2018
102,881                      Federal National Mortgage Association, Pool# 077725,       109,295
                             9.75% due 10/1/2018
219,299                      Federal National Mortgage Association, Pool# 112067,       232,573
                             9.50% due 10/1/2016
817,027                      Federal National Mortgage Association, Pool# 156156,       849,356
                             8.50% due 4/1/2021
474,603                      Federal National Mortgage Association, Pool# 190555,       472,240
                             7.00% due 1/1/2014
465,918                      Federal National Mortgage Association, Pool# 190703,       465,988
                             7.00% due 3/1/2009
1,056,089                    Federal National Mortgage Association, Pool# 190836,       1,056,089
                             7.00% due 6/1/2009
750,180                      Federal National Mortgage Association, Pool# 250387,       749,828
                             7.00% due 11/1/2010
511,150                      Federal National Mortgage Association, Pool# 250481,       492,621
                             6.50% due 11/1/2015
1,944,028                    Federal National Mortgage Association, Pool# 252648,       1,881,625
                             6.50% due 5/1/2022
1,200,771                    Federal National Mortgage Association, Pool# 252787,       1,202,452
                             7.00% due 8/1/2006
955,595                      Federal National Mortgage Association, Pool# 303383,       955,891
                             7.00% due 12/1/2009
897,348                      Federal National Mortgage Association, Pool# 312663,       910,808
                             7.50% due 6/1/2010
929,002                      Federal National Mortgage Association, Pool# 334996,       928,565
                             7.00% due 2/1/2011
1,517,313                    Federal National Mortgage Association, Pool# 342947,       1,512,336
                             7.25% due 4/1/2024
504,944                      Federal National Mortgage Association, Pool# 345775,       524,925
                             8.50% due 12/1/2024
550,327                      Federal National Mortgage Association, Pool# 373942,       543,453
                             6.50% due 12/1/2008
522,037                      Federal National Mortgage Association, Pool# 400569,       512,197
                             6.00% due 4/1/2009
1,102,082                    Federal National Mortgage Association, Pool# 406384,       1,139,156
                             8.25% due 12/1/2024
582,105                      Government National Mortgage Association, Pool# 000623,    596,436
                             8.00% due 9/20/2016
657,414                      Government National Mortgage Association, Pool# 016944,    669,175
                             7.50% due 5/15/2007
184,788                      Government National Mortgage Association, Pool# 296697,    196,650
                             9.50% due 10/15/2005
296,588                      Government National Mortgage Association, Pool# 306636,    304,744
                             8.25% due 12/15/2006
1,377,598                    Government National Mortgage Association, Pool# 313403,    1,342,538
                             6.80% due 5/20/2023
1,958,120                    Government National Mortgage Association, Pool# 357090,    1,900,766
                             6.80% due 4/20/2025
554,605                      Government National Mortgage Association, Pool# 362865,    562,231
                             8.00% due 7/15/2003
691,765                      Government National Mortgage Association, Pool# 430150,    687,116
                             7.25% due 12/15/2026
1,194,081                    Government National Mortgage Association, Pool# 447040,    1,209,007
                             7.75% due 5/15/2027
708,208                      Government National Mortgage Association, Pool# 453928,    700,021
                             7.00% due 7/15/2017
346,341                      Government National Mortgage Association, Pool# 780063,    347,747
                             7.00% due 9/15/2008
796,169                      Government National Mortgage Association, Pool# 780448,    783,646
                             6.50% due 8/15/2011
800,000                      Tennessee Valley Authority, 8.375% due 10/1/1999           800,000

                             Total U.S. Government Agencies (Cost $84,473,881)          83,450,846

                             United States Treasury (35.90%)
1,500,000                    United States Treasury Notes, 7.50% due 10/31/1999         1,502,805
3,200,000                    United States Treasury Notes, 6.25% due 4/30/2001          3,231,264
10,000,000                   United States Treasury Notes, 7.50% due 11/15/2001         10,357,800
3,200,000                    United States Treasury Notes, 6.25% due 2/15/2003          3,241,504
5,000,000                    United States Treasury Notes, 5.75% due 8/15/2003          4,984,350
9,750,000                    United States Treasury Notes, 7.25% due 5/15/2004          10,280,107
3,700,000                    United States Treasury Notes, 7.25% due 8/15/2004          3,907,533
1,900,000                    United States Treasury Notes, 6.50% due 5/15/2005          1,945,125
4,000,000                    United States Treasury Notes, 7.00% due 7/15/2006          4,201,240

                             Total United States Treasury (Cost $43,274,092)            43,651,728

                             TOTAL INVESTMENTS  (105%) (Cost $127,747,973)              $ 127,102,574

                             See notes to financial statements.


Schedule of Investments Thornburg Limited Term Income Fund
September 30, 1999 CUSIPS: Class A - 885-215-509, Class C - 885-215-764, Class I - 885-215-681
NASDAQ Symbols: Class A - THIFX, Class C - THICX (Proposed), Class I - THIIX (Proposed)

U.S. TREASURY
SECURITIES - 8.70%
750,000              United States Treasury Notes, 8.00% due 5/15/2001    Aaa/AAA          $777,068
500,000              United States Treasury Notes, 6.375% due 8/15/2002   Aaa/AAA          508,360
500,000              United States Treasury Notes, 6.25% due 2/15/2003    Aaa/AAA          506,485
1,000,000            United States Treasury Notes, 4.25% due 11/15/2003   Aaa/AAA          943,438
1,100,000            United States Treasury Notes, 6.50% due 5/15/2005    Aaa/AAA          1,126,125
1,000,000            United States Treasury Notes, 5.625% due 5/15/2008   Aaa/AAA          970,620

                     Total U.S. Treasury Securities (Cost $4,743,077)                      4,832,096

U. S. GOVERNMENT
AGENCIES - 6.00%
300,000              Federal Home Loan Mortgage Corp., Consolidated       Aaa/NA           281,811
                     Bond, 5.835% due 7/15/2008
419,891              Federal Home Loan Mortgage Corp., CMO Series 1914    NR/NR            410,179
                     AC, 7.00% due 12/15/2011
123,086              Federal Home Loan Mortgage Corp., Pool# 214180,      Aaa/AAA          124,015
                     9.75% due 11/1/2001
189,713              Federal Home Loan Mortgage Corp., Pool# 850082,      Aaa/AAA          193,391
                     9.00% due 10/1/2005
685,000              Federal National Mortgage Association, CMO Series    NR/NR            685,212
                     97-13 D, 7.00% due 8/18/2006
200,000              Federal National Mortgage Association, CMO Series    NR/NR            196,186
                     1993-140, Class J, 6.65% due6/25/2013
600,000              Federal National Mortgage Association, CMO Series    NR/NR            592,872
                     G94-7 B, 7.50% due 5/17/2024
640,042              Federal National Mortgage Association, Pool#         Aaa/AAA          628,739
                     020155, 7.491% due 8/1/2014
193,320              Federal National Mortgage Association, Pool#         Aaa/AAA          198,122
                     297033, 8.00% due 12/1/2009
46,755               Government National Mortgage Association, Pool#      Aaa/AAA          47,054
                     827148, 6.375% due 2/20/2024

                     Total U. S. Government Agencies (Cost $3,397,480)                     3,357,581

MORTGAGE BACKED
SECURITIES - 0.50%
279,661              GE Capital Mortgage Services, Series 92-13 G2,       Aaa/AAA          275,078
                     7.00% due 1/1/2008

                     Total Mortgage Backed Securities (Cost $279,661)                      275,078

CORPORATE BONDS -
31.60%
BANKS
1,000,000            Mercantile Bancorpation Incorporated, Subordinated   A3/BBB           1,003,571
                     Note, 7.30% due 6/15/2007
1,350,000            Westdeutsche Landesbank Giroze, 2008 Subordinated    Aa1/AA+          1,231,821
                     Note, 6.05% due 1/15/2009

                                                                                           2,235,392
INDUSTRIALS
50,000               AMR Corporation Delaware, 9.50% due 5/15/2001        Baa2/BBB-        51,774
100,000              AT&T Canada Inc., 7.65% due 9/15/2006                Baa3/BBB         100,261
1,000,000            Burlington Northern Santa Fe, Certificate Series     NA/NA            998,530
                     A, 5.38% due 5/1/2000
2,000,000            Computer Associates International Incorporated,      Baa1/BBB+        1,870,700
                     2005 Senior Note, 6.375% due4/15/2005
50,000               Grand Metropolitan Investment Corporation, 0% due    A1/A+            37,088
                     1/6/2004
1,000,000            Ingersoll Rand Company, 6.46% due 11/19/2003         A3/A-            998,350
515,000              International Business Machs, Tranche Trust 00036,   A1/A+            465,792
                     5.40% due 10/1/2008
1,000,000            Johnson & Johnson, 6.625% due 9/1/2009               Aaa/AAA          989,840
1,000,000            Occidental Petroleum Corporation, Senior Note,       Baa3/BBB         987,770
                     7.375% due 11/15/2008
700,000              Raytheon Company, 6.30% due 3/15/2005                Baa1/BBB         675,003
500,000              Sun Microsystems Inc., Senior Note, 7.50% due        Baa1/BBB+        505,082
                     8/15/2006
125,000              Valassis Communications, 9.55% due 12/1/2003         Baa3/BBB-        134,683
1,400,000            Valassis Communications Incorporated, 2009 Senior    Baa3/BBB-        1,304,265
                     Note, 6.625% due 1/15/2009
500,000              Waste Management Incorporated Delaware, 144-A,       Baa2/BBB         435,858
                     6.875% due 5/15/2009
879,000              Wheeling Pittsburgh Corporation, 9.375% due          Aaa/AAA          924,049
                     11/15/2003
185,000              WMX Technologies Inc., 7.00% due 5/15/2005           Baa1/BBB         170,992

                                                                                           10,650,037
INSURANCE
900,000              Old Republic International Corporation, Debenture,   Aa3/AA-          874,359
                     7.00% due 6/15/2007

RENTAL AUTOMOTIVE
EQUIPMENT
100,000              Hertz Corporation, 7.00% due 7/15/2003               Baa2/BBB+        99,731

UTILITIES
750,000              Commonwealth Edison Company, 6.40% due 10/15/2005    Baa2/BBB         716,985
75,000               Detroit Edison Company, 7.40% due 1/15/2003          NA/AAA           76,753
85,000               Niagara Mohawk Power Corporation, 8.00% due          NA/NA            89,238
                     6/1/2004
110,000              Niagara Mohawk Power Corporation, 6.625% due         Aaa/AAA          110,515
                     7/1/2005
150,000              Pacific Gas & Electric Company, 7.875% due           NR/NA            155,027
                     3/1/2002
50,000               Pennsylvania Power and Light Company, 6.55% due      Aaa/A-           48,352
                     3/1/2006
70,000               Philadelphia Electric Company, Refunding Mortgage,   Aaa/AAA          72,385
                     8.00% due 4/1/2002 (Insured:MBIA)
125,000              Public Service Electric & Gas Company, First         NR/AAA           122,926
                     Refunding Mortgage Series Railroad,6.125% due
                     8/1/2002 (Insured: MBIA)
175,000              Public Service Electric & Gas Company, 6.75% due     NR/AAA           170,566
                     3/1/2006
70,000               Texas Utilities Electric Company, 8.125% due         Aaa/AAA          72,178
                     2/1/2002
195,000              Texas Utilities Electric Company, 6.75% due          Aaa/AAA          197,158
                     7/1/2005
50,000               Virginia Electric & Power Company, First Refunding   NR/NA            52,383
                     Mortgage, 8.00% due 3/1/2004

                                                                                           1,884,466
YANKEE
2,150,000            Dao Heng Bank Group, 7.75% due 1/24/2007 (U.S.       Baa1/BBB         1,921,354
                     Dollar)

                     Total Corporate Bonds (Cost $18,085,298)                              17,665,339

TAXABLE MUNICIPAL
BONDS - 48.10%
1,500,000            Austin Texas General Obligation, 6.90% due           Aa2/AA           1,525,410
                     3/1/2002
185,000              Baltimore Economic Development Authority, 8.50%      A3/BBB+          189,747
                     due 8/1/2002 (Arcade LP Project)
30,000               Beaumont Housing Multi Family Mortgage Series        Aaa/NR           30,300
                     1995-B, 7.50% due 6/15/2000(Insured: FHA)
60,000               Bellingham Washington Civic Center Development,      NR/NR            60,617
                     Series A, 6.97% due 8/1/2000
900,000              California Maritime Infrastructure, Taxable San      A3/A             863,541
                     Diego, 6.63% due 11/1/2009
1,750,000            Capital Projects Finance Authority Florida           NR/NR            1,747,987
                     Revenue, Series B, 8.00% due12/1/2001
1,025,000            Connecticut State Development Authority, 8.55% due   NR/A+            1,085,188
                     8/15/2005
755,000              Dallas County Texas Single Family Mortgage,          A1/NR            745,034
                     Taxable Refunding, 6.85% due12/1/2008
900,000              Denver City and County Special Facilities, Taxable   Aaa/AAA          900,414
                     Refunding & ImprovementSeries B, 7.15% due
                     1/1/2008
500,000              Duke University Revenue, 6.19% due 6/1/2004 (Duke    Aa3/AA           491,035
                     University Hospital Project A)
115,000              Duquesne Pennsylvania General Obligation, 6.75%      Aaa/AAA          115,919
                     due 12/15/2001 (Insured: MBIA)
125,000              Duquesne Pennsylvania General Obligation, 6.75%      Aaa/AAA          125,886
                     due 12/15/2002 (Insured: MBIA)
130,000              Duquesne Pennsylvania General Obligation, 6.95%      Aaa/AAA          131,062
                     due 12/15/2003 (Insured: MBIA)
985,000              East Baton Rouge Louisiana Mortgage Finance,         Aaa/NR           962,975
                     Series C-2 Tax Refunding Mortgage,6.75% due
                     4/1/2005
370,000              Galveston Texas Wharves & Term Revenue, Taxable      Aaa/AAA          346,342
                     Refunding Series B, 5.87% due2/1/2006
320,000              Georgia Municipal Electric Authority Power           A3/A             317,722
                     Revenue, Taxable Series One, 7.00%due 1/1/2006
2,000,000            Greater Valley Medical Building Partnership,         Aa3/NR           2,013,220
                     Series 1996, 6.95% due 3/1/2021 put3/1/01 (LOC:
                     Krediet Bank)
500,000              Gulfport Mississippi Hospital Facility Revenue,      Aaa/AAA          529,755
                     Memorial Hospital Gulfport B,8.00% due 7/1/2006
1,120,000            Halifax Hospital Medical Center Florida Health,      NR/A             1,109,853
                     6.50% due 4/1/2002
845,000              Idaho Housing Multi Family Housing Revenue Series    A/NR             889,134
                     94-B, 8.15% due 7/1/2004
135,000              Illinois Housing Development Authority, Taxable      A1/A+            138,384
                     Multi Family Pg Series 2, 7.85%due 3/1/2005
405,000              King County Washington General Obligation, 7.55%     Aa1/AA+          419,013
                     due 12/1/2005
100,000              Kiryas Joel Village, New York General Obligation     Baa3/NR          100,629
                     Series B, 8.50% due 1/1/2000
210,000              Lake City Utilities Revenue, Taxable Refunding       Aaa/NR           206,276
                     Series B, 6.40% due 7/1/2004
255,000              Lake City Utilities Revenue, Taxable Refunding       Aaa/NR           246,139
                     Series B, 6.60% due 7/1/2007
260,000              Lake City Utilities Revenue, Taxable Refunding       Aaa/NR           247,697
                     Series B, 6.60% due 7/1/2008
1,000,000            Los Angeles County Pension Obligation, 8.30% due     Aaa/AAA          1,047,930
                     6/30/2002 (Insured: FSA)
1,225,000            Louisiana Public Facilities Authority Revenue,       Aaa/NR           1,234,237
                     Taxable Single Family MortgageSeries, 7.05% due
                     8/1/2017
110,000              Maine Municipal Bond Bank Special Obligation,        NR/A+            115,196
                     Taxable Series A, 8.00% due11/1/2002
690,000              Maryland State Economic Development Corporation,     NR/NR            681,534
                     Taxable Maryland TechDevelopment Center Project,
                     7.25% due 6/1/2008
240,000              Mckeesport Pennsylvania, Taxable Series B, 6.60%     Aaa/AAA          235,812
                     due 3/1/2006
280,000              Miami Beach Housing Authority Revenue, 6.75% due     A3/NR            281,159
                     3/1/2003
200,000              Missouri High Education Student Loan, Series B,      Aaa/NR           201,570
                     6.80% due 2/15/2001
75,000               Mobile Alabama United States Government Guaranteed   Aaa*/AAA*        75,771
                     Notes, 6.99% due 8/1/2000
220,000              New Jersey Economic Development Authority Series     Aa3/AA-          221,903
                     B, 7.10% due 9/15/2002
95,000               New Jersey State Housing & Mortgage Financing        NR/A+            96,378
                     Agency Series E, 7.95% due11/1/2000
2,370,000            New Orleans Home Mortgage Authority Single Family    Aaa/AAA          573,777
                     Mortgage Revenue RefundingSeries 1994-A, 0% due
                     10/1/2015 (Insured: MBIA)
200,000              New York City Series 1991, 10.50% due 11/15/2013     Aaa/AAA          220,362
                     pre-refunded 11/15/01
250,000              New York General Obligation, Taxable Series K,       A3/A-            250,380
                     6.00% due 8/1/2000
500,000              New York Mortgage Agency Revenue, Taxable Mortgage   Aaa/NR           499,160
                     20th Series, 6.70% due10/1/2004
1,000,000            New York Power Authority Revenue & General,          Aa3/AA-          999,680
                     Taxable Series D, 6.17% due2/15/2001
100,000              New York Taxable Prerefunded Series D, 10.00% due    A3/A-            109,257
                     8/1/2005
1,000,000            Oklahoma City Airport Trust, Taxable Senior Lien     Aa2/AA           1,003,160
                     19th Series, 6.15% due 7/1/2000
1,000,000            Pennsylvania Housing Finance Agency, 8.40% due       Aa2/AA+          1,029,490
                     4/1/2010
1,085,000            Rockwall Texas Independent School District,          NR/AAA           572,251
                     Capital Appreciation RefundingTaxable, 0% due
                     8/15/2008
1,020,000            Santa Fe New Mexico Civic Housing Authority,         Aaa/AAA          994,143
                     Tuscany Ser B, 6.71% due 8/1/2012
145,000              Texas Department Housing & Community, Affairs        A1/A+            147,620
                     Single Family Series B, 9.50% due3/1/2016
35,000               Tucson & Pima County IDA SFMR Series A, 7.00% due    A1/NR            35,237
                     12/1/2003
505,000              Virginia Housing Development Authority, Taxable      NR/AA+           506,798
                     Rental Housing Series I, 7.30%due 2/1/2008  (when
                     issued)
250,000              Virginia Housing Development Multi Family, Taxable   Aa1/AA+          251,779
                     Series A, 7.125% due11/1/2003

                     Total Taxable Municipal Bonds (Cost $26,969,349)                      26,923,863

FOREIGN SECURITIES
- 2.70%
2,000,000            British Columbia Province, 9.00% due 6/21/2004       Aa2/AA-          1,528,605
                     (Canadian Dollars)

                     Total Foreign Securities (Cost $1,447,027)                            1,528,605

COMMERCIAL PAPER -
7.30%
500,000              American General Finance, 5.32% due 10/5/1999        /                499,705
400,000              American General Finance, 5.26% due 10/7/1999        /                399,649
1,600,000            Ford Motor Credit Corp., 5.22% due 10/1/1999         /                1,600,000
1,600,000            Merrill Lynch Inc., 5.30% due 10/4/1999              PRIM1/A-1+       1,599,293

                     Total Commercial Paper (Cost $4,098,647)                              4,098,647

                     TOTAL INVESTMENTS  (105%) (Cost $59,020,539)                          $ 58,681,209

                     See notes to financial statements.




Independent Auditor's Report

To the Board of Trustees and Shareholders of Thornburg Investment Trust In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund, series of Thornburg Investment Trust (hereafter referred to as the "Funds") at September 30, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended September 30, 1998, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial statements. PricewaterhouseCoopers LLP New York, New York October 29, 1999

change in Independent accountants

Thornburg Investment Trust
On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC. The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report. On September 22, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditor.

Index Comparisons
GOVERNMENT FUND
Index Comparisons
Compares performance of the Government Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Bond Index, and the Consumer Price Index for the periods ended September 30, 1999. On September 30, 1999, the weighted average securities ratings of the Index and the Fund were AAA and AAA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 3.9 years and 4.2 years, respectively. Class A shares became available on November 16, 1987, and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.










Average Annual Total Returns (periods ending 9/30/99)(at max. offering price) A Shares
One Year:                          (1.01)%
Five Years:                         5.77%
Ten Years:                          6.47%
From Inception (11/16/87):          6.65%













Average Annual Total Returns (periods ending 9/30/99)
C Shares
One Year:                    0.13%
Five Years:                  5.63%
From Inception (9/1/94):     5.43%
INCOME FUND
Index Comparisons
Compares performance of the Income Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Corporate Bond Index and the Consumer Price Index for the periods ended September 30, 1999. On September 30, 1999, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.3 years and 4.8 years, respectively. Class A shares became available on October 1, 1992 and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.












Average Annual Total Returns (periods ending 9/30/99)(at max. offering price) A Shares
One Year                           (0.50)%
Five Years:                         6.12%
From Inception (10/1/92):           5.66%













Average Annual Total Returns (periods ending 9/30/99)
C Shares
One Year                            0.68%
Five Years:                         6.05%
From Inception (9/1/94):            5.80%

Y2k Update
We Are Ready for the Year 2000

Dear Shareholder,

I wish to inform you about our success with respect to being Year 2000 compliant in the computer systems used to manage your Thornburg funds investment. Your shareholder records are kept on a large computer system belonging to our transfer agent, DST Systems. Accounting data pertaining to your investment portfolio reside on large systems belonging to State Street Bank and its affiliates. We have smaller computer networks at Thornburg Investment Management to help us organize and manage our investment activities. I will describe briefly the Year 2000 status of each area.

Shareholder records for Thornburg funds are kept on computers that use a DST software system called "TA 2000." DST is one of the largest mutual fund record processors in the world, keeping shareholder records for many large mutual fund families. The TA 2000 system, as is name implies, was built with 4-digit year description fields in order to be Year 2000 compliant. To quote from DST's February 1999 newsletter, "Internal 2000 readiness testing of TA 2000 and TRA 2000 is complete. Several retests of critical TA 2000 (and TRAC 2000) functions were also completed successfully in 1998. With the completion of these internal tests, the TA 2000 (and TRAC 2000) systems are considered to be Y2K ready." There are no hedge words in the preceeding 3 sentences! I am not surprised. I first heard DST talk about taking concrete measures to deal with Y2K issues about 8 years ago. If you worry about electric power continuity, I can inform you that DST maintains its own diesel powered backup generating station adjacent to its computer facility.
Both are located in geologically stable limestone caves east of Kansas City.

Asset custody and fund accounting records of the Thornburg funds are stored on State Street Bank computers. We use a variety of software systems to carry out all activities relating to running the funds. We are informed that this software infrastructure has been 100% tested and corrected to be Year 2000 compliant. You can monitor State Street Bank's disclosure yourself on the internet website, statestreet.com.

Thornburg Investment Management has a computer network to help us carry out our daily business of managing the assets in our mutual funds. Our information technology director, Stewart Kane, has made a great effort to be certain that our software platforms are Year 2000 compliant.

We look forward to the new year.



Brian McMahon, President
Thornburg Investment Management

Thornburg Limited Term U.S. Government Fund - Class A
Outperformed Taxable Money Market Funds
Donoghue's Taxable
Money Market Fund Average
$61,647

Thornburg Limited Term
U.S. Government Fund
$89,958
Return from a $100,000 Investment 9/30/89 to 9/30/99

The chart above is for the Funds' Class A Shares only. Class C Shares and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, and ten years for the Class A & C shares of the Fund. Return for the money fund average is based upon 30-day yield quotations for taxable money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The return for Limited Term U.S. Government Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.44 and the ending NAV of $12.06. These investments returned the $100,000 initial investment in addition to the amounts shown above. This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. LTUSX also declares dividends daily and pays them monthly. The average money market fund increases shown may differ from the return of a particular fund. It is not possible to invest in these money fund averages. Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2: This analysis does not take into account the effect, if any, caused by taxes. Note 3: The net asset value of the money funds did not fluctuate. Money funds seek to maintain a constant net asset value. The net asset value of the Limited Term U.S. Government Fund did vary from time to time, and it will continue to vary in the future. The analysis assumes that the investor receives the net asset value of shares owned, plus accrued income, at redemption. Due to the effect of sales commissions, the net asset value of the Limited Term U.S. Government Fund shares is less than the offering price of the shares. Redemptions are made at the then current net asset value and you may have a gain or a loss when you redeem shares.

Thornburg Limited Term Income Fund - Class A
Outperformed Taxable Money Market Funds
Donoghue's Taxable
Money Market Fund Average
$27,776

Thornburg Limited Term
Income Fund
$36,641
Return from a $100,000 Investment 9/30/94 to 9/30/99

The chart above is for the Fund's Class A Shares only. Class C Shares and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, and since inception for the Class A & C shares of the Fund. Return for the money fund average is based upon 30 day yield quotations for taxable money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The return for Limited Term Income Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.44 per share, respectively and the ending NAV of $11.93 per share. These investments returned the $100,000 initial investment in addition to the amounts shown above. This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. THIFX also declares dividends daily and pays them monthly. The average money market fund increases shown may differ from the return of a particular fund. It is not possible to invest in these money fund averages. Note 1: Future performance of any of these investments may bear no relationship to prior performance. Note 2:
This  analysis does not take into account the effect,  if any,  caused by taxes.
Note 3: The net asset value of the money funds did not fluctuate. Money funds seek to maintain a constant net asset value. The net asset value of Limited Term Income Fund did vary from time to time, and it will continue to vary in the future. The analysis assumes that the investor receives the net asset value of shares owned, plus accrued income, at redemption. Due to the effect of sales commissions, the net asset value of the Limited Term Income Fund shares are less than the offering price of the shares. Redemptions are made at the then current net asset value and you may have a gain or a loss when you redeem shares.